Supplement to the
Fidelity® New York AMT Tax-Free Money Market Fund and Fidelity® New York Municipal Money Market Fund
March 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from the “Investment Policies and Limitations” section.

NRSROs.  The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

NYSB-16-01 1.475780.127	April 14, 2016

Supplement to the
Fidelity® New York AMT Tax-Free Money Market Fund
Institutional Class and Service Class
March 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from the “Investment Policies and Limitations” section.

NRSROs.  The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

NYO-NYASB-16-01 1.872062.110	April 14, 2016